Financial Risk Management - Schedule of Foreign Currency Risk (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canadian Dollars (C$)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	$ (5,586)	$ (15,664)
Impact of a 10% Change	(509)	(1,425)
Colombian Peso (COP)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	(14,686)	11,301
Impact of a 10% Change	(1,336)	1,027
Guyanese Dollar (GYD)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net financial assets and liabilities	23	100
Impact of a 10% Change	$ 2	$ 9